TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of tangible fixed assets

USDm	2025	2024	2023
LAND AND BUILDINGS
Cost:
Balance as of January 01	17.6	14.6	12.0
Exchange rate adjustment	(0.1)	(0.2)	(0.2)
Additions	4.5	5.6	4.4
Disposals	(7.5)	(2.4)	(1.6)
Balance as of December 31	14.5	17.6	14.6

Depreciation:
Balance as of January 01	9.5	9.1	8.2
Exchange rate adjustment	—	0.2	—
Disposals	(7.5)	(2.3)	(1.6)
Depreciation for the year	2.8	2.5	2.5
Balance as of December 31	4.8	9.5	9.1

Carrying amount as of December 31	9.7	8.1	5.5

USDm	2025	2024	2023
VESSELS AND CAPITALIZED DRY-DOCKING
Cost:
Balance as of January 01	3,500.9	2,622.1	2,421.2
Additions	298.4	792.7	476.0
Disposals	(29.7)	(20.7)	(31.9)
Transferred from prepayments	3.4	197.5	40.6
Transferred to assets held for sale	(221.9)	(90.7)	(283.8)
Balance as of December 31	3,551.1	3,500.9	2,622.1

Depreciation:
Balance as of January 01	660.6	536.3	543.8
Disposals	(29.7)	(20.7)	(31.9)
Depreciation for the year	209.1	186.7	143.7
Transferred to assets held for sale	(91.7)	(41.7)	(119.3)
Balance as of December 31	748.3	660.6	536.3

Impairment:
Balance as of January 01	13.6	15.6	21.5
Transferred to assets held for sale	(3.0)	(2.0)	(5.9)
Balance as of December 31	10.6	13.6	15.6

Carrying amount as of December 31	2,792.2	2,826.7	2,070.2

USDm	2025	2024	2023
PREPAYMENTS ON VESSELS
Cost:
Balance as of January 01	—	86.0	—
Additions	17.5	111.5	126.6
Transferred to vessels	(3.4)	(197.5)	(40.6)
Balance as of December 31	14.1	—	86.0

Carrying amount as of December 31	14.1	—	86.0

USDm	2025	2024	2023
OTHER PLANT AND OPERATING EQUIPMENT
Cost:
Balance as of January 01	5.9	11.2	10.5
Adjustments to prior years	4.0	—	—
Exchange rate adjustment	—	(0.1)	—
Additions	1.0	1.3	1.3
Disposals	(1.5)	(6.5)	(0.6)
Transfers	(5.0)	—	—
Balance as of December 31	4.4	5.9	11.2

Depreciation:
Balance as of January 01	2.6	6.8	4.9
Adjustments to prior years	4.0	—	—
Exchange rate adjustment	—	(0.1)	—
Disposals	(1.4)	(5.9)	(0.6)
Depreciation for the year	1.1	1.8	2.5
Transfers	(4.4)	—	—
Balance as of December 31	1.9	2.6	6.8

Carrying amount as of December 31	2.5	3.3	4.4